Stockholders' Equity - Founder Shares, RSU (Details) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Nov. 21, 2019	Nov. 30, 2019	Jun. 30, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Nov. 07, 2020	Nov. 07, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation expense				$ 2,222,609	$ 5,223,108	$ 11,070,075	$ 883,373
Senior management employees | Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation expense						3,195,563
Share-based Payment Arrangement, Employee [Member] | Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation expense						313,979
Shares granted per employee		15
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock granted				621,123
Vesting percentage	33.33%
Restricted Stock | Senior management employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock granted	460,000
Vesting percentage	25.00%
Grant date fair value	$ 3,730,600
Restricted Stock | Executive
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock granted	410,000
Number of trading days	10 days
Grant date fair value						$ 1,193,100
2019 Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance								8,000,000	8,000,000
Grant date fair value			$ 4,511,120